Quarterly Holdings Report
for

Fidelity Advisor® Leveraged Company Stock Fund

April 30, 2019

ALSF-QTLY-0619
1.805758.115

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (000s)
COMMUNICATION SERVICES - 17.4%
Interactive Media & Services - 6.0%
Alphabet, Inc. Class C (a)	58,900	$70,003
Facebook, Inc. Class A (a)	86,400	16,710
		86,713
Media - 9.4%
Altice U.S.A., Inc. Class A	1,205,100	28,392
Charter Communications, Inc. Class A (a)	102,300	37,973
DISH Network Corp. Class A (a)	75,441	2,649
Gray Television, Inc. (a)	1,592,063	37,302
Nexstar Broadcasting Group, Inc. Class A	245,502	28,736
		135,052
Wireless Telecommunication Services - 2.0%
T-Mobile U.S., Inc. (a)	405,200	29,576

TOTAL COMMUNICATION SERVICES		251,341

CONSUMER DISCRETIONARY - 13.9%
Auto Components - 0.6%
Aptiv PLC	98,100	8,407
Hotels, Restaurants & Leisure - 11.1%
Boyd Gaming Corp.	561,700	16,166
Eldorado Resorts, Inc. (a)	1,027,700	50,738
Golden Entertainment, Inc. (a)(b)	365,354	5,747
Melco Crown Entertainment Ltd. sponsored ADR	1,036,200	26,009
Penn National Gaming, Inc. (a)	1,389,400	30,108
Red Rock Resorts, Inc.	4,632	125
Scientific Games Corp. Class A (a)	347,313	8,033
Studio City International Holdings Ltd. ADR	397,700	6,840
Wynn Resorts Ltd.	115,400	16,670
		160,436
Household Durables - 0.5%
Newell Brands, Inc.	430,453	6,190
Internet & Direct Marketing Retail - 1.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	90,800	16,850
Amazon.com, Inc. (a)	4,100	7,899
		24,749

TOTAL CONSUMER DISCRETIONARY		199,782

CONSUMER STAPLES - 5.6%
Food Products - 4.4%
Darling International, Inc. (a)	1,305,879	28,481
JBS SA	7,003,800	35,313
		63,794
Household Products - 1.2%
Spectrum Brands Holdings, Inc.	280,900	17,295

TOTAL CONSUMER STAPLES		81,089

ENERGY - 10.1%
Energy Equipment & Services - 0.8%
Nabors Industries Ltd.	3,176,700	11,118
SAExploration Holdings, Inc. (a)	18,485	64
		11,182
Oil, Gas & Consumable Fuels - 9.3%
California Resources Corp. (a)(b)	499,102	10,521
Cheniere Energy, Inc. (a)	382,150	24,591
Continental Resources, Inc. (a)	229,091	10,536
Denbury Resources, Inc. (a)	2,690,000	5,999
Diamondback Energy, Inc.	163,100	17,352
Parsley Energy, Inc. Class A (a)	888,800	17,740
Pioneer Natural Resources Co.	123,600	20,574
Scorpio Tankers, Inc.	244,130	6,294
Teekay LNG Partners LP	845,803	12,509
Whiting Petroleum Corp. (a)	300,904	8,242
		134,358

TOTAL ENERGY		145,540

FINANCIALS - 6.8%
Banks - 6.4%
Bank of America Corp.	1,856,701	56,778
Citigroup, Inc.	317,253	22,430
Huntington Bancshares, Inc.	910,120	12,669
		91,877
Consumer Finance - 0.4%
OneMain Holdings, Inc.	198,200	6,733

TOTAL FINANCIALS		98,610

HEALTH CARE - 6.5%
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp. (a)	940,244	34,902
Health Care Providers & Services - 2.5%
HCA Holdings, Inc.	136,721	17,395
Tenet Healthcare Corp. (a)	816,071	17,872
		35,267
Pharmaceuticals - 1.6%
Jazz Pharmaceuticals PLC (a)	182,032	23,622

TOTAL HEALTH CARE		93,791

INDUSTRIALS - 4.2%
Airlines - 2.1%
American Airlines Group, Inc.	251,200	8,586
Delta Air Lines, Inc.	376,520	21,947
		30,533
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)	662	7
Road & Rail - 0.7%
Lyft, Inc.	168,941	9,092
Trading Companies & Distributors - 1.4%
HD Supply Holdings, Inc. (a)	102,600	4,688
United Rentals, Inc. (a)	112,300	15,825
		20,513

TOTAL INDUSTRIALS		60,145

INFORMATION TECHNOLOGY - 16.5%
Electronic Equipment & Components - 0.2%
CDW Corp.	27,300	2,883
IT Services - 2.5%
First Data Corp. Class A (a)	1,000,000	25,860
Presidio, Inc.	656,647	9,863
		35,723
Semiconductors & Semiconductor Equipment - 10.7%
Marvell Technology Group Ltd.	706,600	17,679
Micron Technology, Inc. (a)	576,800	24,260
NXP Semiconductors NV	191,200	20,195
ON Semiconductor Corp. (a)	1,460,470	33,678
Qorvo, Inc. (a)	229,400	17,345
Skyworks Solutions, Inc.	464,930	40,998
		154,155
Software - 3.1%
CDK Global, Inc.	200,800	12,112
Microsoft Corp.	152,700	19,943
SS&C Technologies Holdings, Inc.	196,800	13,315
		45,370

TOTAL INFORMATION TECHNOLOGY		238,131

MATERIALS - 7.6%
Chemicals - 6.3%
Dow, Inc. (a)	145,200	8,237
DowDuPont, Inc.	435,600	16,749
Element Solutions, Inc. (a)	1,690,503	18,359
Olin Corp.	670,500	14,543
The Chemours Co. LLC	664,400	23,925
The Mosaic Co.	341,700	8,922
		90,735
Containers & Packaging - 0.7%
Graphic Packaging Holding Co.	699,129	9,704
Metals & Mining - 0.6%
Lundin Mining Corp.	1,554,800	8,344

TOTAL MATERIALS		108,783

UTILITIES - 6.5%
Electric Utilities - 4.1%
PG&E Corp. (a)	753,900	16,978
Vistra Energy Corp.	1,548,065	42,185
		59,163
Independent Power and Renewable Electricity Producers - 2.4%
NRG Energy, Inc.	757,400	31,182
NRG Yield, Inc. Class C	240,600	3,818
		35,000

TOTAL UTILITIES		94,163

TOTAL COMMON STOCKS
(Cost $1,083,313)		1,371,375
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Entertainment - 0.1%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (c)(d)
(Cost $3,305)	3,315	1,657
	Shares	Value (000s)

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 2.49% (e)	72,308,886	72,323
Fidelity Securities Lending Cash Central Fund 2.49% (e)(f)	3,472,084	3,472
TOTAL MONEY MARKET FUNDS
(Cost $75,795)		75,795
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $1,162,413)		1,448,827
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(6,135)
NET ASSETS - 100%		$1,442,692

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,657,000 or 0.1% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$456
Fidelity Securities Lending Cash Central Fund	17
Total	$473

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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